Long-term Debt and Obligations - Components of Borrowings, Including Current Portion (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Landlord payable	$ 98	$ 235	$ 404
Equipment line of credit	410		1,562
Term loans payable	18,271	13,115
Long-term debt	18,779	13,350	1,966
Less: Unamortized debt discount	(566)	(591)	(79)
Current portion	(4,405)	(2,789)	(875)
Non-current portion	$ 13,808	$ 9,970	$ 1,012